DEAN WITTER NEW YORK TAX-FREE INCOME FUND  Two World Trade Center,
LETTER TO THE SHAREHOLDERS June 30, 1997   New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Dean Witter New York Tax-Free Income Fund for the six-month period ended June 30, 1997.

A consumer-led acceleration in economic activity in late 1996 carried into the first quarter of 1997. This contributed to a rise in interest rates between December 1996 and April 1997. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible increase in the rate of inflation. The bond market recognized that additional rate hikes by the central bank were possible, but began to rally when short-term interest rates remained unchanged in May.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of U.S. Treasury yields, but with less volatility. Long-term insured revenue bond yields rose from 5.45 percent at the end of November 1996 to a high of 5.85 percent in mid April 1997 before declining to 5.50 percent in June.

                                                      BOND YIELDS 1994-1997

                     30-Year Insured            30-Year U.S. Treasury         Insured Municipal Revenue Yields
                 Municipal Revenue Yields              Yields             as a Percentage of U.S. Treasury Yields
Dec '93                 5.45                           6.35                         0.8586
                        5.29                           6.24                         0.8481
                        5.64                           6.66                         0.8468
                        6.19                           7.09                         0.8728
                        6.24                           7.31                         0.854
                        6.23                           7.43                         0.8387
Jun '94                 6.31                           7.61                         0.8293
                        6.15                           7.4                          0.8314
                        6.17                           7.45                         0.828
                        6.42                           7.82                         0.8212
                        6.66                           7.97                         0.8356
                        6.99                           8                            0.8738
Dec '94                 6.65                           7.88                         0.8438
                        6.42                           7.7                          0.834
                        6.12                           7.44                         0.8222
                        6.07                           7.43                         0.8167
                        6.05                           7.34                         0.8245
                        5.84                           6.65                         0.8784
Jun '95                 6                              6.62                         0.9066
                        5.99                           6.85                         0.875
                        5.98                           6.65                         0.8997
                        5.97                           6.5                          0.9184
                        5.79                           6.33                         0.915
                        5.61                           6.13                         0.9151
Dec '95                 5.49                           5.95                         0.923
                        5.42                           6.03                         0.8989
                        5.55                           6.47                         0.8577
                        5.89                           6.67                         0.8835
                        5.94                           6.91                         0.8601
                        5.99                           6.99                         0.8571
Jun '96                 5.86                           6.87                         0.8529
                        5.77                           6.97                         0.8278
                        5.82                           7.12                         0.8176
                        5.71                           6.92                         0.8248
                        5.6                            6.64                         0.8431
                        5.45                           6.35                         0.8583
Dec '96                 5.56                           6.64                         0.8372
                        5.63                           6.79                         0.8293
                        5.53                           6.8                          0.8129
                        5.83                           7.1                          0.8216
                        5.74                           6.96                         0.8251
                        5.58                           6.91                         0.8081
Jun '97                 5.49                           6.78                         0.8092

Source: Bloomberg L.P.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

LARGEST SECTORS AS OF JUNE 30, 1997
(% OF NET ASSETS)
General Obligation      14%
IDR/PCR*                13%
Education               10%
Mortgage                 9%
Refunded                 9%
Water & Sewer            6%
All Others              39%

* Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.

CREDIT RATINGS AS OF JUNE 30, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)
Aaa or AAA      28%
Aa or AA         9%
A or A          33%
Baa or BBB      27%
NR*              3%

As measured by Moody's Investor Service, Inc. or Standard & Poor's Corp.

* Not rated at time of purchase; deemed by investment manager to be comparable to investment-grade securities.

Portfolio structure is subject to change.


CALL STRUCTURE as of June 30, 1997                   WEIGHTED AVERAGE
(% of Total Long-Term Portfolio)                CALL PROTECTION: 6.3 YEARS
Percent Callable

YEARS BONDS CALLABLE
1997                                                 12.7%
1998                                                    0%
1999                                                 12.2%
2000                                                  2.7%
2001                                                  6.5%
2002                                                  8.1%
2003                                                  5.8%
2004                                                 13.0%
2005                                                  4.4%
2006                                                 15.6%
2007+                                                19.0%


DEAN WITTER NEW YORK TAX-FREE INCOME FUND

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields declined from 86 percent at the end of November 1996 to 81 percent in June 1997. A declining ratio means that municipals have outperformed Treasuries, but have become relatively less attractive. The annual range of the ratio averaged between 80 percent and 92 percent over the past three years.

Relative to last year, new-issue municipal volume was ahead only two percent for the first six months of 1997. Estimated underwriting volume of $180 billion for the full year is expected to exceed bond maturities and redemptions of $130 billion.

PERFORMANCE

Dean Witter New York Tax-Free Income Fund's total return for the six-month period ended June 30, 1997 was 2.42 percent. The Fund's net asset value increased slightly from $11.71 to $11.74 per share. Tax-free dividends totaling $0.25 per share were paid during the period. Tax-free dividends continued to be the major component of total return. The Fund's net assets were in excess of $176 million.

PORTFOLIO STRUCTURE

The Fund's cash and short-term investment position during the first half of 1997 increased from six to seven percent of net assets. Refunded bonds added another nine percent to the defensive position of the portfolio. Bond sales involved market-sensitive discount and current-coupon issues. The portfolio's average maturity was 16 years. The distribution of bond call dates produced an average call protection of 6.3 years. Investments were diversified among 13 long-term sectors and 30 credits. Almost 70 percent of the portfolio's long-term holdings were rated single "A" or better.

LOOKING AHEAD

Since the election-year collapse of flat-tax proposals, municipal bonds have outperformed U.S. Treasury securities. Tax-free yields are currently somewhat less attractive in their historical relationship with Treasury yields. However, the long-term benefits of tax-exempt income remain intact and have fostered demand for municipal bonds.

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion occurred on July 28, 1997. Existing shares were designated Class B. A revised prospectus, which includes complete details regarding this change, was mailed with your June 1997 statement.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

We appreciate your ongoing support of Dean Witter New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

RESULTS OF SPECIAL MEETING (unaudited)

                             *         *         *

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF
    MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

             For.......................................................................   8,273,763
             Against...................................................................     202,323
             Abstain...................................................................     570,965

(2) ELECTION OF TRUSTEES:

Michael Bozic
For.....................   8,691,157
Withheld................     355,894

Charles A. Fiumefreddo
For.....................   8,680,263
Withheld................     366,788

Edwin J. Garn
For.....................   8,671,112
Withheld................     375,939

John R. Haire
For.....................   8,678,735
Withheld................     368,316

Wayne E. Hedien
For.....................   8,686,498
Withheld................     360,553

Dr. Manuel H. Johnson
For.....................   8,693,324
Withheld................     353,727

Michael E. Nugent
For.....................   8,691,838
Withheld................     355,213

Philip J. Purcell
For.....................   8,693,121
Withheld................     353,930

John L. Schroeder
For.....................   8,681,110
Withheld................     365,941

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

             For.......................................................................   7,966,145
             Against...................................................................     353,381
             Abstain...................................................................     727,525

(4) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

             For.......................................................................   8,425,609
             Against...................................................................     100,424
             Abstain...................................................................     521,018

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              NEW YORK TAX-EXEMPT MUNICIPAL BONDS (92.0%)
              General Obligation (14.3%)
              Monroe County,
$  1,000       Public Improvement Refg 1996...........................................     6.00%     03/01/13     $  1,079,350
   1,000       Public Improvement Refg 1996...........................................     6.00      03/01/15        1,079,580
              New York City,
   3,500       Various Purpose 1973...................................................     3.50      05/01/01        3,374,210
   2,500       Various Purpose 1973...................................................     3.50      05/01/03        2,326,500
   4,000       1990 Ser D.............................................................     6.00      08/01/06        4,054,400
              New York State,
   2,500       Ser 1996 A Refg........................................................     6.00      07/15/08        2,690,300
   3,000       Ser 1995 B Refg........................................................     5.70      08/15/13        3,048,210
   9,000      Puerto Rico, Public Improvement Refg Ser 1987 A.........................     3.00      07/01/06        7,608,239
--------                                                                                                          ------------
  26,500                                                                                                            25,260,789
--------                                                                                                          ------------



              Educational Facilities Revenue (10.2%)
              New York State Dormitory Authority,
   2,150       City University Ser 1992 U.............................................     6.375     07/01/08        2,264,488
   3,000       City University Ser 1993 A.............................................     5.75      07/01/09        3,062,610
   3,000       State University Ser 1989 B............................................     0.00      05/15/05        1,996,260
   5,000       State University Ser 1993 C............................................     5.375     05/15/13        4,771,100
   2,000       State University Ser 1993 A............................................     5.25      05/15/15        1,901,940
   4,000       University of Rochester Ser 1987.......................................     6.50      07/01/09        4,086,400
--------                                                                                                          ------------
  19,150                                                                                                            18,082,798
--------                                                                                                          ------------


              Electric Revenue (4.3%)
   8,000      Puerto Rico Electric Power Authority, Power Ser O.......................     5.00      07/01/12        7,555,920
--------                                                                                                          ------------


              Hospital Revenue (5.0%)
   9,280      New York State Medical Care Facilities Finance Agency, Insured Hospital
--------       & Nursing Home - FHA Ins Mtge 1993 Ser B...............................     5.50      02/15/22        8,881,610
                                                                                                                  ------------

              Industrial Development/Pollution Control Revenue (12.7%)
              New York City Industrial Development Agency,
   2,000       1990 American Airlines Inc (AMT).......................................     8.00      07/01/20        2,113,480
   1,000       Japan Airlines Co 1991 (AMT) (FSA).....................................     6.00      11/01/15        1,032,300
              New York State Energy Research & Development Authority,
   3,000       Brooklyn Union Gas Co 1993 Ser B.......................................     6.368     04/01/20        3,135,150
  11,000       Brooklyn Union Gas Co 1991 Ser A (AMT).................................     6.952     07/01/26       12,123,430
   4,000       Consolidated Edison Co of New York Inc Ser 1986 A (AMT)................     7.50      11/15/21        4,088,920
--------                                                                                                          ------------
  21,000                                                                                                            22,493,280
--------                                                                                                          ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
              Mortgage Revenue - Multi-Family (5.7%)
              New York City Housing Development Corporation,
$  2,326       East Midtown Proj - FHA Ins Sec 223....................................     6.50%     11/15/18     $  2,430,821
   2,339       Ruppert Proj - FHA Ins Sec 223.........................................     6.50      11/15/18        2,406,714
   5,000      New York State Housing Finance Agency, Housing 1996 Ser A Refg (FSA)....     6.10      11/01/15        5,155,501
--------                                                                                                          ------------
   9,665                                                                                                             9,993,036
--------                                                                                                          ------------


              Mortgage Revenue - Single Family (3.6%)
              New York State Mortgage Agency,
   4,500       Homeowner Ser 27.......................................................     6.90      04/01/15        4,835,250
   1,400       Homeowner Ser MM-1 (AMT)...............................................     7.95      10/01/21        1,483,482
--------                                                                                                          ------------
   5,900                                                                                                             6,318,732
--------                                                                                                          ------------


              Nursing & Health Related Facilities Revenue (5.0%)
              New York State Medical Care Facilities Finance Agency,
   2,295       Long-Term Health Care 1992 Ser D (FSA).................................     6.50      11/01/15        2,477,223
   6,995       Mental Health Ser F....................................................     5.25      02/15/19        6,451,069
--------                                                                                                          ------------
   9,290                                                                                                             8,928,292
--------                                                                                                          ------------


              Resource Recovery Revenue (3.9%)
   5,000      Hempstead Industrial Development Agency, American REF-FUEL Co of
               Hempstead Ser 1997 (MBIA)..............................................     5.00      12/01/09        4,882,350
   2,000      Oneida-Herkimer Solid Waste Management Authority, Ser 1992..............     6.75      04/01/14        2,095,820
--------                                                                                                          ------------
   7,000                                                                                                             6,978,170
--------                                                                                                          ------------


              Transportation Facilities Revenue (4.9%)
              New York Sate Thruway Authority,
   3,500       Ser A..................................................................     5.75      01/01/12        3,556,840
   2,000       Ser C (FGIC)...........................................................     6.00      01/01/25        2,065,760
   3,000      Puerto Rico Highway & Transportation Authority, Refg Ser X..............     5.50      07/01/15        2,976,300
--------                                                                                                          ------------
   8,500                                                                                                             8,598,900
--------                                                                                                          ------------


              Water & Sewer Revenue (6.0%)
   4,000      New York City Municipal Water Finance Authority, 1990 Ser A.............     6.00      06/15/19        4,019,600
              Suffolk County Industrial Development Agency,
   2,000       Southwest Sewer Ser 1994 (FGIC)........................................     6.00      02/01/07        2,165,000
   4,000       Southwest Sewer Ser 1994 (FGIC)........................................     6.00      02/01/08        4,332,360
--------                                                                                                          ------------
  10,000                                                                                                            10,516,960
--------                                                                                                          ------------


              Other Revenue (7.5%)
   3,000      Municipal Assistance Corporation for the City of New York, Ser E........     6.00      07/01/06        3,235,650
   5,000      New York Local Government Assistance Corporation, Ser 1994 A............     5.50      04/01/17        5,011,500
   5,000      United Nations Development Corporation, 1992 Refg Ser A Sr Lien.........     6.00      07/01/26        5,031,500
--------                                                                                                          ------------
  13,000                                                                                                            13,278,650
--------                                                                                                          ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Refunded (8.9%)
$  5,000      New York Local Government Assistance Corporation, Ser 1991 B............     7.50%     04/01/01++   $  5,633,850
   3,000      New York State Dormitory Authority, Suffolk County Judicial Ser 1986
               (ETM)..................................................................     7.375     07/01/16        3,600,570
   2,000      New York State Environmental Facilities Corporation, Huntington 1989 Ser
               A (AMT)................................................................     7.50      10/01/99++      2,148,760
   4,000      New York State Medical Care Facilities Finance Agency, St
               Lukes - Roosevelt Hospital Center - FHA Ins Mtge 1989 Ser B............     7.40      02/15/00++      4,381,200
--------                                                                                                          ------------
  14,000                                                                                                            15,764,380
--------                                                                                                          ------------

 161,285      TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $150,315,473).......................      162,651,517
--------                                                                                                          ------------


              SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.5%)
   4,500      New York State Dormitory Authority, Oxford University Press Inc Ser 1993
               (Demand 07/01/97)......................................................     4.55*     07/01/23        4,500,000
   7,000      New York State Energy Research & Development Authority, New York State
--------       Electric & Gas Corp Ser 1994 D (Demand 07/01/97).......................     5.40*     10/01/29        7,000,000
                                                                                                                  ------------
  11,500      TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
--------       (Identified Cost $11,500,000).................................................................       11,500,000
                                                                                                                  ------------

$172,785      TOTAL INVESTMENTS (Identified Cost $161,815,473) (a)..................................    98.5%      174,151,517
========


              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    1.5        2,582,327
                                                                                                       ------     ------------


              NET ASSETS.............................................................................  100.0%     $176,733,844
                                                                                                       ======     ============



---------------------

     AMT      Alternative Minimum Tax.
     ETM      Escrowed to Maturity.
      ++      Prerefunded to call date shown.
      ++      Refunded on call date shown by forward delivery contract.
      *       Current coupon of variable rate demand obligation.
     (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $12,869,258 and the aggregate gross unrealized depreciation is $533,214, resulting in net unrealized appreciation of $12,336,044.

                                                     Bond Insurance:
-------------------------------------------------------------------------------------------------------------------------
     FGIC     Financial Guaranty Insurance Company.
     FSA      Financial Security Assurance Inc.
     MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $161,815,473).......................................    $174,151,517
Cash..................................................................          76,578
Receivable for:
    Interest..........................................................       2,862,717
    Shares of beneficial interest sold................................         292,642
Prepaid expenses and other assets.....................................          21,460
                                                                          ------------

    TOTAL ASSETS......................................................     177,404,914
                                                                          ------------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.........................         305,788
    Plan of distribution fee..........................................         113,340
    Dividends to shareholders.........................................          86,390
    Investment management fee.........................................          83,116
Accrued expenses......................................................          82,436
                                                                          ------------

    TOTAL LIABILITIES.................................................         671,070
                                                                          ------------

NET ASSETS:
Paid-in-capital.......................................................     164,947,492
Net unrealized appreciation...........................................      12,336,044
Accumulated net realized loss.........................................        (549,692)
                                                                          ------------

    NET ASSETS........................................................    $176,733,844
                                                                          ============

NET ASSET VALUE PER SHARE,
 15,051,706 shares outstanding (unlimited shares authorized of $.01
 par value)...........................................................          $11.74
                                                                                ======

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.........................................................    $5,304,373
                                                                            ----------

EXPENSES
Plan of distribution fee................................................       682,468
Investment management fee...............................................       500,477
Shareholder reports and notices.........................................        37,291
Transfer agent fees and expenses........................................        36,231
Professional fees.......................................................        25,879
Trustees' fees and expenses.............................................         8,981
Custodian fees..........................................................         2,044
Other...................................................................         9,178
                                                                            ----------
    TOTAL EXPENSES......................................................     1,302,549

    LESS: EXPENSE OFFSET................................................        (2,031)
                                                                            ----------

    NET EXPENSES........................................................     1,300,518
                                                                            ----------

    NET INVESTMENT INCOME...............................................     4,003,855
                                                                            ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.......................................................       316,811
Net change in unrealized appreciation...................................        38,111
                                                                            ----------

    NET GAIN............................................................       354,922
                                                                            ----------

NET INCREASE............................................................    $4,358,777
                                                                            ===========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                         FOR THE SIX          FOR THE YEAR
                                                         MONTHS ENDED             ENDED
                                                        JUNE 30, 1997       DECEMBER 31, 1996

---------------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................      $  4,003,855         $   9,201,559
Net realized gain (loss)...........................           316,811              (866,502)
Net change in unrealized appreciation..............            38,111            (3,130,905)
                                                          -----------           -----------

    NET INCREASE...................................         4,358,777             5,204,152
                                                          -----------           -----------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..............................        (4,003,889)           (9,254,430)
Net realized gain..................................                --              (656,506)
                                                          -----------           -----------

    TOTAL..........................................        (4,003,889)           (9,910,936)
                                                          -----------           -----------
Net decrease from transactions in shares of
 beneficial interest...............................       (15,812,771)          (19,719,531)
                                                          -----------           -----------

    NET DECREASE...................................       (15,457,883)          (24,426,315)
NET ASSETS:
Beginning of period................................       192,191,727           216,618,042
                                                          -----------           -----------

    END OF PERIOD
    (Including undistributed net investment income
    of $0 and $26, respectively)......................   $176,733,844         $ 192,191,727
                                                         ============         =============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others, who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilized fees paid pursuant to the Plan to compensate DWR and other selected broker-dealer for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed distribution expenses.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $2,321,812 at June 30, 1997.

The Distributor has informed the Fund that for the six month June 30, 1997, it received approximately $161,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1997 aggregated $10,001,818 and $25,245,835, respectively.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $5,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,189. At June 30, 1997, the Fund had an accrued pension liability of $47,548 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                          FOR THE SIX
                                                                         MONTHS ENDED                       FOR THE YEAR
                                                                         JUNE 30, 1997                          ENDED
                                                                  ---------------------------             DECEMBER 31, 1996
                                                                          (unaudited)                ---------------------------
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                  ----------     ------------        ----------     ------------
Sold..........................................................       359,041     $  4,186,805         1,126,418     $ 13,143,567
Reinvestment of dividends and distributions...................       186,332        2,167,830           492,455        5,712,064
                                                                  ----------     ------------        ----------     ------------
                                                                     545,373        6,354,635         1,618,873       18,855,631
Repurchased...................................................    (1,902,956)     (22,167,406)       (3,323,154)     (38,575,162)
                                                                  ----------     ------------        ----------     ------------
Net decrease..................................................    (1,357,583)    $(15,812,771)       (1,704,281)    $(19,719,531)
                                                                  ==========     ============        ==========     ============

6. FEDERAL INCOME TAX STATUS

At December 31, 1996, the Fund had a net capital loss carryover of approximately $820,000, which will be available through December 31, 2004 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $46,000 during fiscal 1996.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

As of December 31, 1996, the Fund had temporary book/tax differences primarily attributable to post-October losses.

7. SUBSEQUENT EVENT

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement, the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion occurred on July 28, 1997.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                             FOR THE SIX
                                                             MONTHS ENDED                 FOR THE YEAR ENDED DECEMBER 31,
                                                               JUNE 30,          --------------------------------------------------
                                                                 1997               1996                1995                1994
-----------------------------------------------------------------------------------------------------------------------------------
                                                             (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....................       $11.71                $11.96              $10.83         $12.50
                                                                ------                ------              ------         ------
Net investment income....................................         0.25                  0.53                0.55           0.57
Net realized and unrealized gain (loss)..................         0.03                 (0.21)               1.20          (1.51)
                                                                ------                ------              ------         ------
Total from investment operations.........................         0.28                  0.32                1.75          (0.94)
                                                                ------                ------              ------         ------
Less dividends and distributions from:
   Net investment income.................................        (0.25)                (0.53)              (0.54)         (0.57)
   Net realized gain.....................................           --                 (0.04)              (0.08)         (0.16)
                                                                ------                ------              ------         ------
Total dividends and distributions........................        (0.25)                (0.57)              (0.62)         (0.73)
                                                                ------                ------              ------         ------
Net asset value, end of period...........................       $11.74                $11.71              $11.96         $10.83
                                                                ======                ======              ======         ======
TOTAL INVESTMENT RETURN+.................................         2.42%(1)              2.82%              16.59%         (7.74)%
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................         1.43%(2)(3)           1.40%(3)            1.42%(3)       1.40%
Net investment income....................................         4.40%(2)(3)           4.54%               4.70%          4.96%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions...................         $177                  $192                $217           $207
Portfolio turnover rate..................................            6%(1)                16%                 17%            10%

                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                             -------------------------------
                                                               1993                1992
---------------------------------------------------------    -------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....................        $11.98              $11.68
                                                                 ------              ------
Net investment income....................................          0.65                0.65
Net realized and unrealized gain (loss)..................          0.72                0.34
                                                                 ------              ------
Total from investment operations.........................          1.37                0.99
                                                                 ------              ------
Less dividends and distributions from:
   Net investment income.................................         (0.65)              (0.65)
   Net realized gain.....................................         (0.20)              (0.04)
                                                                 ------              ------
Total dividends and distributions........................         (0.85)              (0.69)
                                                                 ------              ------
Net asset value, end of period...........................        $12.50              $11.98
                                                                 ======              ======
TOTAL INVESTMENT RETURN+.................................         11.72%               8.70%
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................          1.27%               1.40%
Net investment income....................................          5.20%               5.48%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions...................          $246                $209
Portfolio turnover rate..................................            25%                 16%

---------------------
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

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

                 (This page has been left blank intentionally)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.





DEAN WITTER
NEW YORK
TAX-FREE
INCOME FUND

[PHOTO]

Semiannual Report
June 30, 1997